The Alger Institutional Funds

360 Park Avenue South

New York, New York 10010

March 4, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Alger Institutional Funds
(File Nos. 33-68124 and 811-7986)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Institutional Funds (the “Fund”) that the Prospectus for Class I, R, Y, Z and Z-2 Shares and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act does not differ from that contained in Post-Effective Amendment No. 59 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 28, 2020.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8838 or email tpayne@alger.com.

Very truly yours,

/s/ Tina Payne
Tina Payne